Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2017
ACCOUNTS RECEIVABLE, NET [Abstract]
Schedule of accounts receivable

	December 31, 2017	December 31, 2016
	Accounts receivable	$28,507	$35,125
	Less: Provision for losses on accounts receivables	(2,781)	(2,212)

Accounts receivable, net	$25,726	$32,913

Provision for Losses on Accounts Receivable

Provision for Losses on Accounts Receivables	Balance at Beginning of Year	(Charges to Expenses)/ Amount Recovered	Amount Utilized	Balance at End of Year
Year ended December 31, 2015	$(971)	$52	$—	$(919)
Year ended December 31, 2016	$(919)	$(1,304)	$11	$(2,212)
Year ended December 31, 2017	$(2,212)	$(569)	$—	$(2,781)